Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 5,199,825	$ 1,053,744	$ 120,010
Accounts receivable, net	969,458	851,304	692,351
Prepaid expenses and other current assets	730,086	967,176	113,726
Right of use asset – current			12,690
Restricted investments	1,360,117	1,333,789	1,282,838
Total current assets	8,259,486	4,206,013	2,221,615
Oil and natural gas properties, net (full cost)	482,909	790,093	941,691
Property, plant and equipment, net	4,598,909	3,809,742	3,610,728
Equity facility derivative asset	158,255	16,999
Deferred tax asset			608,500
Investment in joint venture	75,000
Prepaid expenses – non-current	240,000	360,000
TOTAL ASSETS	13,814,559	9,182,847	7,382,534
Current liabilities
Accounts payable	942,214	1,730,610	1,472,961
Accrued liabilities	486,590	319,327	259,131
Excise taxes payable	1,351,061	1,155,726
Withholding taxes payable	770,046	594,561
Share issuance liability		423,750
Notes payable – current	2,304,153		469,968
Convertible note, net of discount	5,256,904	2,233,712
Embedded derivative liability	480,490
Due to related parties		1,354	886,113
Lease liabilities – current			12,690
Other current liabilities	52,557	47,577	45,059
Total current liabilities	11,644,015	6,506,617	3,145,922
Embedded derivative liability		309,181
Asset retirement obligation	2,307,928	2,198,064	1,654,968
Notes payable – noncurrent		2,217,823	2,053,013
Total liabilities	13,951,943	11,231,685	6,853,903
Commitments and Contingencies (Note 15)
Stockholders’ Deficit
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; none issued or outstanding as of December 31, 2024 and 2023
Common stock, $0.0001 par value, 245,000,000 shares authorized, 25,656,628 issued and 25,482,270 outstanding at June 30, 2025; 70,000,000 shares authorized, 13,165,152 issued and 12,990,794 shares outstanding at December 31, 2024	2,567	1,318	643
Treasury stock, 174,358 shares at June 30, 2025 and December 31, 2024	(17)	(17)
Additional paid-in capital	20,558,565	11,722,100	517,843
Accumulated deficit	(20,698,499)	(13,772,239)	10,145
Total Stockholders’ Deficit	(137,384)	(2,048,838)	528,631
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 13,814,559	$ 9,182,847	$ 7,382,534